Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT U S GOVERNMENT SECURITIES FUND INC
Entity Central Index Key	0000809981
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000032004
Shareholder Report [Line Items]
Fund Name	Sit U.S. Government Securities Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit U.S. Government Securities Fund - Class S	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Sit U.S. Government Securities Fund - Class S	2.78%	3.54%	1.07%	1.64%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg Intermediate Government Bond Index	2.73%	3.51%	0.36%	1.55%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 204,045,388
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 207,909
InvestmentCompanyPortfolioTurnover	2.18%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$204,045,388
# of Portfolio Holdings	164
Portfolio Turnover Rate	2.18%
Investment Advisory Fees Paid	$207,909
Average Maturity	22.5 Years
Effective DurationFootnote Reference1	3.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Collateralized Mortgage Obligations	72.7%
Federal National Mortgage Association	9.6
Federal Home Loan Mortgage Corporation	7.6
Government National Mortgage Association	4.0
U.S. Treasury / Federal Agency Securities	3.5
Asset-Backed Securities	0.6
Cash & Other Net Assets	2.0
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.
C000217198
Shareholder Report [Line Items]
Fund Name	Sit U.S. Government Securities Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit U.S. Government Securities Fund - Class Y	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception 1/1/2020
Sit U.S. Government Securities Fund - Class Y	2.91%	3.81%	1.30%	1.83%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	0.75%
Bloomberg Intermediate Government Bond Index	2.73%	3.51%	0.36%	1.33%

Material Change Date	Sep. 30, 2025
AssetsNet	$ 204,045,388
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 207,909
InvestmentCompanyPortfolioTurnover	2.18%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 09/30/25)

Total Net Assets	$204,045,388
# of Portfolio Holdings	164
Portfolio Turnover Rate	2.18%
Investment Advisory Fees Paid	$207,909
Average Maturity	22.5 Years
Effective DurationFootnote Reference1	3.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Collateralized Mortgage Obligations	72.7%
Federal National Mortgage Association	9.6
Federal Home Loan Mortgage Corporation	7.6
Government National Mortgage Association	4.0
U.S. Treasury / Federal Agency Securities	3.5
Asset-Backed Securities	0.6
Cash & Other Net Assets	2.0
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended September 30, 2025.